Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.06%
iShares 0-3 Month Treasury Bond ETF		1,701	$170,185
Schwab Short-Term U.S. Treasury ETF		3,395	168,189
SPDR Portfolio Short Term Treasury ETF		2,837	84,117
Vanguard Short-Term Treasury ETF		2,839	168,239
TOTAL EXCHANGE TRADED FUNDS (Cost $596,241)			590,730

	Contracts	Notional Amount
PURCHASED OPTIONS - 109.54% (a)(b)
CALL OPTIONS - 103.45%
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $0.45	37	$1,676,248	1,673,809
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $450.41	29	1,313,816	69,161
			1,742,970
PUT OPTIONS - 6.09%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2022, Strike Price $118.36	137	1,656,878	35,594
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2022, Strike Price $129.91	125	1,651,000	65,742
S&P 500® Mini Index, Expires 8/10/2022, Strike Price $180.61	37	1,676,248	1,252
			102,588
TOTAL PURCHASED OPTIONS (Cost $1,766,306)			1,845,558

Total Investments (Cost $2,362,727) - 144.60%			2,436,288
Liabilities in Excess of Other Assets - (44.60)%			(751,481)
TOTAL NET ASSETS - 100.00%			$1,684,807

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	8/10/2022	$180.61	37	$(1,676,248)	$(1,010,088)
					(1,010,088)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2022	$124.59	137	(1,656,878)	(80,705)
iShares 20+ Year Treasury Bond ETF	8/10/2022	$136.75	125	(1,651,000)	(113,089)
S&P 500® Mini Index	8/10/2022	$405.37	37	(1,676,248)	(34,314)
					(228,108)
Total Options Written (Premiums Received $1,160,137)					$(1,238,196)

(a) Exchange-Traded